DAC AND OTHER DEFERRED ASSETS/LIABILITIES - Reconciliation of DAC (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 4,814	$ 4,585	$ 3,816	$ 4,098	$ 4,225
Term | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	362	385		403
UL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	20	14		5
VUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	112	50		6
IUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	0	0		0
GMxB Core | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	1,585	1,639		1,646
EQUI-VEST Individual | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	156	156		154
Investment Edge | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	147	121		94
SCS | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	1,266	1,070
EQUI-VEST Group | Group Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	711	678		634
Momentum | Group Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	89	94		101
GMxB Legacy | Legacy Segment
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	127	138		$ 200
Closed Block | Corporate and Others
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	213	209
Others | Corporate and Others
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 26	$ 31